Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table shows the total compensation for our NEOs for the past three fiscal years as set forth in the Summary Compensation Table, the “compensation actually paid” to our CEO, and on an average basis, our other NEOs (in each case, as determined under SEC rules), our TSR, our peer group TSR consisting of the Nasdaq Computer Index, our net income / (loss), and our Company-Selected Measure, Adjusted EBITDA.

					Value of Initial Fixed $100
					Investment Based On:
			Average	Average		Peer	Net	Adjusted
Fiscal	SCT	CAP	SCT	CAP		Group	Income / (Loss)	EBITDA[5]
Year	for CEO	to CEO	for Other NEOs	to Other NEOs	TSR	TSR	($ in 000s)	($ in 000s)
(a)	(b)[1]	(c)[2]	(d)[3]	(e)[2]	(f)[4]	(g)[4]	(h)	(i)[6]
2024	$26,156,274	$227,215,248	$11,697,213	$68,187,154	$202.36	$179.51	($69,771)	$193,022
2023	$18,868,639	$32,576,149	$8,019,657	$11,369,482	$99.21	$131.64	($187,481)	$129,393
2022	$20,727,503	$7,337,947	$9,317,813	$5,706,542	$91.90	$79.08	($279,239)	$92,180
2021	$216,454,457	$191,673,896	$30,229,669	$32,002,898	$94.71	$123.13	($249,563)	$63,255

____________________

[1] The dollar amounts reported in column (b) are the amounts of total compensation reported for our CEO, Mr. Steinberg, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the fiscal year 2024 Summary Compensation Table in this proxy statement and the Summary Compensation Tables in our fiscal year 2021, 2022 and 2023 proxy statements.

[2] The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” (otherwise known as CAP), reconciled in the table below, as determined in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan, so no adjustment for pension benefits is included. Fair values set forth in the table are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of the awards that vest in the covered year, which are valued as of the applicable vesting date. No adjustment is made for dividends because the amount associated with such dividends, if any were paid, are reflected in the fair value of the award for the covered fiscal year. The reconciliation from the Summary Compensation Table to CAP is summarized in the table below.

Fiscal Year	Executives (CEO & NEO Average)	SCT	Grant Date Value of New Awards	Year End Value of New Awards	Change in Value of Prior Awards	Change in Value of Vested Awards Granted in Prior Fiscal Years	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year	Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions	Value of Dividends Paid on Equity Awards not reflected in Fair Value	Total Equity CAP	CAP
		(a)	(b)	(i)	(ii)	(iii)	(iv)	(v)	(vi)	(c)=(i)+(ii)+(iii)+(iv)+(v)+(vi)	(d) =(a)-(b)+(c)
2024	CEO	$26,156,274	$23,960,846	$45,985,539	$95,264,895	$83,769,386	$0	$0	$0	$225,019,820	$227,215,248
	Other NEOs	$11,697,213	$10,274,538	$19,718,832	$22,161,184	$24,884,463	$0	$0	$0	$66,764,479	$68,187,154

____________________

(a)The dollar amounts reported in the Summary Compensation Table for 2024.

(b)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for 2024.

(c)The recalculated value of equity awards for 2024.

(d)“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

[3] The dollar amounts reported in column (d) are the average amounts of total compensation reported for the other Named Executive Officers for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the Summary Compensation Table in this proxy statement. For each of 2021, 2022, 2023 and 2024, the other NEOs were: Christopher Greiner and Steven Gerber.

4 TSR is determined based on the value of an initial fixed investment of $100. Per SEC rules, 2021 TSR was calculated using $8.89, the closing price of our stock on the date of our initial public offering, June 10, 2021. The TSR peer group consists of the Nasdaq Computer Index, which is used for our Stock Performance presentation set forth in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024.

[5] Adjusted EBITDA is a non-GAAP financial measure. See Appendix A for a reconciliation of Adjusted EBITDA to Net Loss and for a discussion of management’s use of non-GAAP measures.

6 We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to the CAP to our CEO and Other NEOs in 2024, consistent with the targets used for our incentive programs. See “Compensation Discussion and Analysis” for additional information.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for our CEO, Mr. Steinberg, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the fiscal year 2024 Summary Compensation Table in this proxy statement and the Summary Compensation Tables in our fiscal year 2021, 2022 and 2023 proxy statements.
Peer Group Issuers, Footnote	TSR is determined based on the value of an initial fixed investment of $100. Per SEC rules, 2021 TSR was calculated using $8.89, the closing price of our stock on the date of our initial public offering, June 10, 2021. The TSR peer group consists of the Nasdaq Computer Index, which is used for our Stock Performance presentation set forth in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024.
PEO Total Compensation Amount	$ 26,156,274	$ 18,868,639	$ 20,727,503	$ 216,454,457
PEO Actually Paid Compensation Amount	$ 227,215,248	32,576,149	7,337,947	191,673,896
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” (otherwise known as CAP), reconciled in the table below, as determined in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan, so no adjustment for pension benefits is included. Fair values set forth in the table are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of the awards that vest in the covered year, which are valued as of the applicable vesting date. No adjustment is made for dividends because the amount associated with such dividends, if any were paid, are reflected in the fair value of the award for the covered fiscal year. The reconciliation from the Summary Compensation Table to CAP is summarized in the table below.

Fiscal Year	Executives (CEO & NEO Average)	SCT	Grant Date Value of New Awards	Year End Value of New Awards	Change in Value of Prior Awards	Change in Value of Vested Awards Granted in Prior Fiscal Years	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year	Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions	Value of Dividends Paid on Equity Awards not reflected in Fair Value	Total Equity CAP	CAP
		(a)	(b)	(i)	(ii)	(iii)	(iv)	(v)	(vi)	(c)=(i)+(ii)+(iii)+(iv)+(v)+(vi)	(d) =(a)-(b)+(c)
2024	CEO	$26,156,274	$23,960,846	$45,985,539	$95,264,895	$83,769,386	$0	$0	$0	$225,019,820	$227,215,248
	Other NEOs	$11,697,213	$10,274,538	$19,718,832	$22,161,184	$24,884,463	$0	$0	$0	$66,764,479	$68,187,154

____________________

(a)The dollar amounts reported in the Summary Compensation Table for 2024.

(b)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for 2024.

(c)The recalculated value of equity awards for 2024.

(d)“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

Non-PEO NEO Average Total Compensation Amount	$ 11,697,213	8,019,657	9,317,813	30,229,669
Non-PEO NEO Average Compensation Actually Paid Amount	$ 68,187,154	11,369,482	5,706,542	32,002,898
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” (otherwise known as CAP), reconciled in the table below, as determined in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan, so no adjustment for pension benefits is included. Fair values set forth in the table are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of the awards that vest in the covered year, which are valued as of the applicable vesting date. No adjustment is made for dividends because the amount associated with such dividends, if any were paid, are reflected in the fair value of the award for the covered fiscal year. The reconciliation from the Summary Compensation Table to CAP is summarized in the table below.

Fiscal Year	Executives (CEO & NEO Average)	SCT	Grant Date Value of New Awards	Year End Value of New Awards	Change in Value of Prior Awards	Change in Value of Vested Awards Granted in Prior Fiscal Years	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year	Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions	Value of Dividends Paid on Equity Awards not reflected in Fair Value	Total Equity CAP	CAP
		(a)	(b)	(i)	(ii)	(iii)	(iv)	(v)	(vi)	(c)=(i)+(ii)+(iii)+(iv)+(v)+(vi)	(d) =(a)-(b)+(c)
2024	CEO	$26,156,274	$23,960,846	$45,985,539	$95,264,895	$83,769,386	$0	$0	$0	$225,019,820	$227,215,248
	Other NEOs	$11,697,213	$10,274,538	$19,718,832	$22,161,184	$24,884,463	$0	$0	$0	$66,764,479	$68,187,154

____________________

(a)The dollar amounts reported in the Summary Compensation Table for 2024.

(b)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for 2024.

(c)The recalculated value of equity awards for 2024.

(d)“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

2024 Performance Measures

The Compensation Committee uses a mix of performance measures to align executive pay with Company performance. As required by SEC rules, the performance measures identified as the most important for NEOs’ 2024 compensation decisions are listed in the table to the right, each of which is described in more detail in the CD&A.

Most Important Performance Measures
Adjusted EBITDA[1]
Revenue
Stock Price

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[1] Adjusted EBITDA is a non-GAAP financial measure. See Appendix A for a reconciliation of Adjusted EBITDA to Net Loss and for a discussion of management’s use of non-GAAP measures.

Total Shareholder Return Amount	$ 202.36	99.21	91.9	94.71
Peer Group Total Shareholder Return Amount	179.51	131.64	79.08	123.13
Net Income (Loss)	$ (69,771,000)	$ (187,481,000)	$ (279,239,000)	$ (249,563,000)
Company Selected Measure Amount	193,022,000	129,393,000	92,180,000	63,255,000
PEO Name	Mr. Steinberg	Mr. Steinberg	Mr. Steinberg	Mr. Steinberg
Non-Peo Name	Christopher Greiner and Steven Gerber	Christopher Greiner and Steven Gerber	Christopher Greiner and Steven Gerber	Christopher Greiner and Steven Gerber
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP financial measure. See Appendix A for a reconciliation of Adjusted EBITDA to Net Loss and for a discussion of management’s use of non-GAAP measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (23,960,846)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,985,539
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	95,264,895
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	83,769,386
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Total Equity CAP
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	225,019,820
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,274,538)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,718,832
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,161,184
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,884,463
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Total Equity CAP
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 66,764,479